Provisions - Summary of Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	₩ 729,489	₩ 588,118	₩ 452,604
Others [member]
Disclosure of other provisions [line items]
Other provisions	351,913	249,957	₩ 165,469
Others [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of other provisions [line items]
Other provisions	200,407	157,461
Others [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of other provisions [line items]
Other provisions	17,595	23,600
Lawsuits provision [member]
Disclosure of other provisions [line items]
Other provisions	50,888	₩ 27,963
Land [member] | Gangneung province [member]
Disclosure of other provisions [line items]
Other provisions	₩ 29,703
Land [member] | Gangneung province [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	2.28%
Land [member] | Gangneung province [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	2.37%
Land [member] | Pohang work [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	2.28%
Land [member] | Pohang work [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	2.37%